Loans and financing (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of appropriation of financial expenses

Description	Currency	Charges	Maturity	2025	2024
KFW Finnvera³ (ii)	USD	SOFR + 1.17826% p.a.	Dec/25	-	32,820
Debentures¹ (ii)	BRL	IPCA + 4.0432% p.a.	Jun/28	2,049,182	1,956,307
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov/31	329,566	385,592
BNB (i)	BRL	IPCA + 1.2228%–1.4945% p.a.	Feb/28	399,975	585,129
BNDES (i)	BRL	TJLP + 1.95% p.a.	Aug/25	-	75,653
Total				2,778,723	3,035,501

Current				(925,626)	(348,353)
Non-current				1,853,097	2,687,148

¹	The automatic decrease of up to 0.25 bps is estimated in remunerative interest and will comply with sustainable targets established in the indenture.
²	BNB interest rates already include a 15% discount for payment.
³	The financing with KFW Finnvera was fully paid off in December 2025.

Schedule of loans and financing

Nominal value
2027	921,423
2028	769,658
2029	55,548
2030	55,548
2031	50,920
1,853,097

Schedule of nominal value of the loans

Nominal value
2026	925,626
2027	921,423
2028	769,658
2029	55,548
2030	55,548
2031	50,920
2,778,723

Schedule of fair value of loans

	2025	2024
Debentures	2,062,508	1,976,088
BNDES	330,551	386,743
BNB	400,926	586,525